Impairments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Asset Impairment Expense [Line Items]
Asset impairment expense	$ 391	$ 20	$ 175
Cost Method Investments Other Than Temporary Impairment	1	12	15
Goodwill impairment	21	122	0
Southland Huntington Beach Impairment Member
Asset Impairment Expense [Line Items]
Asset impairment expense	200
Assets Fair Value Disclosure Nonrecurring	88
Assets Carrying Amount Disclosure Nonrecurring	288
Tisza I I Impairment Member
Asset Impairment Expense [Line Items]
Asset impairment expense	85
Assets Fair Value Disclosure Nonrecurring	75
Assets Carrying Amount Disclosure Nonrecurring	160
Deepwater Subsidiary [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	79
Generation Capacity Mega Watts	160
Goodwill impairment	18
Piahbanha Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense		11
Liquified Natural Gas Projects In North America Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense			67
Uruguaiana Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense			36
South African Peakers Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense			31
Hefei Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense			18
Liquified Natural Gas Projects And Non Power Development Project In North America Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense			75
Asset Impairment Charges Net Of Tax And Noncontrolling Interest			34
Blue Gas Impairment [Member]
Asset Impairment Expense [Line Items]
Cost Method Investments Other Than Temporary Impairment		10	10
Other Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	$ 27	$ 9	$ 23